Filed Pursuant to Rule 497(c)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

On behalf of ETF Series Solutions and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive form of Prospectus dated October 19, 2017 for the Reverse Cap Weighted U.S. Large Cap ETF, which was filed pursuant to Rule 497(c) on October 19, 2017 (Accession Number 0000894189-17-005548).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE